Interest-Bearing Liabilities - Summary of Notes, Bonds, Bilateral Loans and Committed Credit (Detail) € in Millions, kr in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 SEK (kr)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 SEK (kr)
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	kr 38,041			kr 46,873
Notes and bond loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	23,188			26,888
Changes in fair value due to changes in credit risk 2024	401
Cumulative changes in fair value due to changes in credit risk 2024	kr 515
Notes and bond loans [Member] | Mar 1, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon	1.875%	1.875%	1.875%
Currency	EUR
Maturity date	Mar 1, 2024
Interest-bearing liabilities	kr 0			5,523
Changes in fair value due to changes in credit risk 2024	(13)
Cumulative changes in fair value due to changes in credit risk 2024	kr 0
Notes and bond loans [Member] | Dec 22, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 150
Coupon	2.741%	2.741%	2.741%
Currency	USD
Maturity date	Dec 22, 2025
Interest-bearing liabilities	kr 1,611			1,416
Changes in fair value due to changes in credit risk 2024	(3)
Cumulative changes in fair value due to changes in credit risk 2024	kr 24
Notes and bond loans [Member] | Dec 30, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 200
Coupon	3.02%	3.02%	3.02%
Currency	USD
Maturity date	Dec 30, 2030
Interest-bearing liabilities	kr 1,918			1,736
Changes in fair value due to changes in credit risk 2024	33
Cumulative changes in fair value due to changes in credit risk 2024	kr 120
Notes and bond loans [Member] | May 26, 2029 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon	1.00%	1.00%	1.00%
Currency	EUR
Maturity date	May 26, 2029
Interest-bearing liabilities	kr 5,222			4,701
Changes in fair value due to changes in credit risk 2024	189
Cumulative changes in fair value due to changes in credit risk 2024	kr 37
Notes and bond loans [Member] | Feb 8, 2027 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 750
Coupon	1.125%	1.125%	1.125%
Currency	EUR
Maturity date	Feb 8, 2027
Interest-bearing liabilities	kr 8,314			7,714
Changes in fair value due to changes in credit risk 2024	79
Cumulative changes in fair value due to changes in credit risk 2024	kr 77
Notes and bond loans [Member] | May 29, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | €		€ 500
Coupon	5.375%	5.375%	5.375%
Currency	EUR
Maturity date	May 29, 2028
Interest-bearing liabilities	kr 6,123			5,798
Changes in fair value due to changes in credit risk 2024	116
Cumulative changes in fair value due to changes in credit risk 2024	257
Bilateral Loans And Syndicated Loans [Member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	12,514			15,133
Changes in fair value due to changes in credit risk 2024	166
Cumulative changes in fair value due to changes in credit risk 2024	kr 120
Bilateral Loans And Syndicated Loans [Member] | July 31, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 281
Currency	USD
Maturity date	July 31, 2024
Interest-bearing liabilities	kr 0			2,829
Changes in fair value due to changes in credit risk 2024	(11)
Cumulative changes in fair value due to changes in credit risk 2024	kr 0
Bilateral Loans And Syndicated Loans [Member] | Dec 18, 2025 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			150
Currency	USD
Maturity date	Dec 18, 2025
Interest-bearing liabilities	kr 1,664			1,509
Changes in fair value due to changes in credit risk 2024	7
Cumulative changes in fair value due to changes in credit risk 2024	kr 15
Bilateral Loans And Syndicated Loans [Member] | Jun 21, 2028 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			305
Currency	USD
Maturity date	Jun 21, 2028
Interest-bearing liabilities	kr 3,329			2,976
Changes in fair value due to changes in credit risk 2024	53
Cumulative changes in fair value due to changes in credit risk 2024	kr (23)
Bilateral Loans And Syndicated Loans [Member] | Dec 16, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			107
Currency	USD
Maturity date	Dec 16, 2030
Interest-bearing liabilities	kr 1,223			1,097
Changes in fair value due to changes in credit risk 2024	20
Cumulative changes in fair value due to changes in credit risk 2024	kr 49
Bilateral Loans And Syndicated Loans [Member] | Dec 18, 2030 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			273
Currency	USD
Maturity date	Dec 18, 2030
Interest-bearing liabilities	kr 3,041			2,718
Changes in fair value due to changes in credit risk 2024	55
Cumulative changes in fair value due to changes in credit risk 2024	kr 37
Bilateral Loans And Syndicated Loans [Member] | Aug 30, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			200
Currency	USD
Maturity date	Aug 30, 2024
Interest-bearing liabilities	kr 0			2,002
Changes in fair value due to changes in credit risk 2024	0
Cumulative changes in fair value due to changes in credit risk 2024	kr 0
Bilateral Loans And Syndicated Loans [Member] | Feb 29, 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount | $			$ 200
Currency	USD
Maturity date	Feb 29, 2024
Interest-bearing liabilities	kr 0			2,002
Changes in fair value due to changes in credit risk 2024	0
Cumulative changes in fair value due to changes in credit risk 2024	0
Bilateral Loans And Syndicated Loans [Member] | Feb 15 2031 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount	kr 184
Currency	USD
Maturity date	Feb 15, 2031
Interest-bearing liabilities	kr 2,050			0
Changes in fair value due to changes in credit risk 2024	23
Cumulative changes in fair value due to changes in credit risk 2024	23
Bilateral Loans And Syndicated Loans [Member] | July 14 2031 [Member]
Disclosure Of Borrowings [Line Items]
Nominal amount	kr 108
Currency	USD
Maturity date	July 14, 2031
Interest-bearing liabilities	kr 1,207			0
Changes in fair value due to changes in credit risk 2024	19
Cumulative changes in fair value due to changes in credit risk 2024	19
Commercial papers [member]
Disclosure Of Borrowings [Line Items]
Interest-bearing liabilities	1,607			2,014
Changes in fair value due to changes in credit risk 2024	0
Cumulative changes in fair value due to changes in credit risk 2024	0
Commercial papers [member] | Feb - Mar 2024 [member]
Disclosure Of Borrowings [Line Items]
Nominal amount	kr 1,615
Currency	SEK
Maturity date	Feb–Mar 2025
Interest-bearing liabilities	kr 1,607			kr 2,014
Changes in fair value due to changes in credit risk 2024	0
Cumulative changes in fair value due to changes in credit risk 2024	kr 0